Princeton Private Investments Access Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2021

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS - 96.4%
Apollo Hybrid Value Fund, L.P. (a)		$ 23,414,858	$ 25,662,447	29.6%	$ 2,247,589
Bain Capital Special Situations Asia, L.P. (a)		4,652,331	5,556,958	6.4	904,627
Blackstone Prtners VII LP (a)		428,169	464,427	0.6	36,258
Bridge Debt Strategies Fund II LP (a)		1,734,582	1,931,643	2.2	197,061
Ellington Private Opportunities Partners II LP (a)(d)		11,996,569	15,060,957	17.4	3,064,388
EPO Onshore Partners LP (a)(b)		-	229,532	0.3	229,532
Guggenheim Private Debt Fund 2.0, LLC (a)		2,165,803	2,252,694	2.6	86,891
KKR Americas Fund XII L.P. (a)		1,538,201	3,048,940	3.5	1,510,739
KKR Asian Fund III L.P. (a)		2,190,310	3,346,766	3.9	1,156,456
KKR European Fund V (a)		2,015,381	2,145,400	2.5	130,019
KKR North America Fund XI L.P. (a)		6,660,820	7,555,514	8.7	894,694
Mount Yale Private Equity Fund, LP (a)(c)		74,874	423,422	0.5	348,548
TPG Healthcare Partners, L.P. (a)		1,540,631	4,451,238	5.1	2,910,607
TPG Partners VIII, L.P. (a)		1,769,770	3,300,918	3.8	1,531,148
Warburg Pincus Global Growth, L.P. (a)		6,697,500	8,042,248	9.3	1,344,748
TOTAL PRIVATE FUNDS		$ 66,879,799	$ 83,473,104	96.4%	$ 16,593,305

MUTUAL FUNDS - 13.2%
OPEN END FUNDS - 13.2%
Guggenheim Macro Opportunities Fund - Institutional Class	139,548	3,819,636	3,822,209	4.4	2,573
Deer Park Total Return Credit Fund - Class I (c)	359,088	3,808,889	3,820,697	4.4	11,808
PIMCO Income Fund - Institutional Class	315,498	3,809,474	3,814,367	4.4	4,893
TOTAL MUTUAL FUNDS		$ 11,437,999	$ 11,457,273	13.2%	$ 19,274

SHORT TERM INVESTMENT - 0.5%
Goldman Sachs Financial Square Funds -
Government Fund 0.03% (e)	394,345	$ 394,345	$ 394,345	0.5%
TOTAL SHORT TERM INVESTMENT		$ 394,345	$ 394,345	0.5%

TOTAL INVESTMENTS - 110.1% (Cost - $78,712,143)			$ 95,324,722
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.1)%			(8,711,714)
NET ASSETS - 100.0%			$ 86,613,008

(a)	Securities are restricted to resale.
(b)	The Fund's investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(e)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2021.